Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
LIFO inventory amount	$ 62.7	$ 63.2
Excess of FIFO over LIFO value	$ 19.0	$ 15.3